REVENUE AND SEGMENT INFORMATION - Analysis of revenue by product (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of products and services [line items]
Revenue	£ 5,694	£ 5,738
Oral Health
Disclosure of products and services [line items]
Revenue	1,683	1,589
Vitamins, Minerals and Supplements
Disclosure of products and services [line items]
Revenue	857	816
Pain Relief
Disclosure of products and services [line items]
Revenue	1,303	1,405
Respiratory Health
Disclosure of products and services [line items]
Revenue	788	839
Digestive Health and Other
Disclosure of products and services [line items]
Revenue	£ 1,063	£ 1,089